February 12, 2016
AIG Consumer Insurance 1999 Avenue of the Stars, 27th Floor Los Angeles, CA 90067 www.aig.com Helena Lee Assistant GENERAL COUNSEL Legal T + 1 310 772 6259 F +1 310 772 6569 hlee@sunamerica.com	VIA EDGAR & OVERNIGHT MAIL
Ms. Katie Sabo
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re: Variable Separate Account (“Registrant”)
American General Life Insurance Company (“Depositor”)
Polaris Platinum III Variable Annuity
Post-Effective Amendment No. 5 and Amendment No. 5 on Form N-4
File Numbers: 333-185762 and 811-03859

Dear Ms. Sabo:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 5 and Amendment No. 5 under the 1933 Act and the 1940 Act (the “Amendments”), respectively, to the Registration Statement on Form N-4.

The purpose of filing this 485(a) filing is to add an optional L-Share rider (“L-Share option”) for prospectively issued contracts in the registration statement for the variable annuity product. This L-Share option may be marketed under the name [Early Access] feature. It will be available for an additional 0.40% fee and will apply a withdrawal charge to each purchase payment for four complete years; thereafter, the fee will no longer apply.

This filing will also add a new optional Guaranteed Living Benefit (“GLB”) feature for prospectively issued contracts. A name of the new GLB has yet to be determined and therefore it is referred to as Polaris Income Plus [New Feature]. The fee for the new GLB will be the same as the Polaris Income Plus and Polaris Income Builder living benefits. Unlike the Polaris Income Plus and Polaris Income Builder living benefits, the new GLB will offer step-ups based on quarterly values, rather than anniversary values, and will not offer income credits. As previously discussed with Joyce Pickholz, we may revise the GLB’s quarterly step-ups to monthly or daily step-ups before filing a 485(b) to effectuate the Registration Statement on May 2, 2016, upon completion of our pricing analysis.

This Registration Statement contains one prospectus that includes both the L-Share option and the new GLB feature. With the Post-Effective 485(b) filing, we will file an additional prospectus version that removes all references to the L-Share option for selling firms that do not offer a 4-year product. Registrant does not intend for this Post-Effective Amendment No. 5 and Amendment No. 5 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective prospectus, Statement of Additional Information or supplements thereto.

We have removed all financial statements and references to Independent Auditors from this filing and therefore, make this filing without including an Auditor’s consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor’s consent.

Under separate cover, we will submit a request for relief pursuant to Rule 485(b)(1)(vii) letter (the “(b)(1)(vii) Letter”) requesting that the modifications in the Amendments be used as a template for other existing registration statements (“Other Filings”). The (b)(1)(vii) Letter will commit to incorporate the modifications in the Amendments, and any applicable Staff comments thereto, into the Other Filings by means of 485(b) filings.

The Amendments will automatically become effective on April 12, 2016. We kindly request that the Staff provide comments no later than March 11, 2016. We would then have sufficient time to work with the Staff to address any comments, file a 485(b) amendment reflecting those comments and obtain relief pursuant to Rule 485(b)(1)(vii). We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information concerning the Registration Statement, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee